Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Compensation of key management personnel
Key management personnel of the Company include its directors and executive officers. In 2021, the Company recorded $6.1 million (2020 - $5.5 million) relating to compensation of key management personnel and $2.8 million (2020 - nil) for severance relating to key management personnel. In 2021, share-based compensation costs relating to compensation of key management personnel and severance were $23.4 million (2020 - $4.9 million) and $1.8 million (2020 - nil), respectively.